Note 15 - Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Year Ended December 31,
	2014	2015	2016
Numerator
Net income/(loss)	12,685,826	2,566,678	(7,798,300)
Less: Undistributed earnings allocated to non-vested shares	(26,357)	(13,457)	—

Net income/(loss) attributable to common shareholders, basic	12,659,469	2,553,221	(7,798,300)

Denominator

Weighted average number of shares outstanding, basic and diluted	39,305,644	41,315,127	39,824,038

Earnings/(loss) per share, basic and diluted	0.32	0.06	(0.20)